Note 24 - Employee Benefits (Details) - Amounts Recognized in Consolidated Statements of Financial Position for Other Benefit Plans: (USD $) In Thousands, unless otherwise specified	Oct. 31, 2013	Oct. 31, 2012
Note 24 - Employee Benefits (Details) - Amounts Recognized in Consolidated Statements of Financial Position for Other Benefit Plans: [Line Items]
Fair value of plan assets	$ 268,394
Non-current liabilities	(15,096)	(55,516)
Other Postretirement Benefit Plan, Defined Benefit [Member]
Note 24 - Employee Benefits (Details) - Amounts Recognized in Consolidated Statements of Financial Position for Other Benefit Plans: [Line Items]
Projected benefit obligation	(15,219)	(16,314)
Fair value of plan assets	123
Plan assets less than projected benefit obligation	(15,096)	(16,314)
Unrecognized actuarial gains	(688)	(237)
Unrecognized past service benefit	(234)	(232)
Net amount recognized at year end	(16,018)	(16,783)
Non-current liabilities	(15,096)	(16,314)
Accumulative other comprehensive income	$ (922)	$ (469)